UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

 Check here if Amendment [_]; Amendment Number:
 This Amendment (Check only one.):      [_] is a restatement.
                                        [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Whippoorwill Associates, Incorporated
Address:   11 Martine Avenue, 11th Floor
           White Plains, New York 10606



Form 13F File Number: 28-12334

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Shelley F. Greenhaus
Title:     President
Phone:     914-683-1002

Signature, Place, and Date of Signing:

/s/ Shelley F. Greenhaus          White Plains, New York        August 14, 2009
------------------------          ----------------------        ---------------
       [Signature]                    [City, State]                  [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                           -----------
Form 13F Information Table Entry Total:           11
                                           -----------
Form 13F Information Table Value Total:       50,846
                                           -----------
                                           (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



NONE

                                                 FORM 13F INFORMATION TABLE


       COLUMN 1         COLUMN 2    COLUMN 3    COLUMN 4            COLUMN 5           COLUMN 6    COLUMN 7          COLUMN 8

                                                                                                                VOTING AUTHORITY
                                                 VALUE
                        TITLE                     (x        SHRS OR     SH/     PUT/  INVESTMENT   OTHER
    NAME OF ISSUER      OF CLASS      CUSIP      $1000)     PRN AMT     PRN     CALL  DISCRETION   MANAGERS    SOLE   SHARED   NONE
    --------------      --------      -----      ------     -------     ---     ----  ----------   --------    ----   ------   ----

ATP OIL & GAS CORP        COM      00208J 10 8      113       16,205    SH               SOLE                  16,205
-----------------------------------------------------------------------------------------------------------------------------------
AMBASSADORS INTL INC      COM      023178 10 6      110      364,618    SH               SOLE                 364,618
-----------------------------------------------------------------------------------------------------------------------------------
                          NOTE
                         3.750%
AMBASSADORS INTL INC      4/1      023178 AA 4    5,938   23,750,000    PRN              SOLE              23,750,000
-----------------------------------------------------------------------------------------------------------------------------------
ENER1 INC                COM NEW   29267A 20 3      545       99,889    SH               SOLE                  99,889
-----------------------------------------------------------------------------------------------------------------------------------
FLEETWOOD
ENTERPRISES INC           COM      339099 10 3       38    4,791,980    SH               SOLE               4,791,980
-----------------------------------------------------------------------------------------------------------------------------------
HUNTSMAN CORP             COM      447011 10 7      521      103,525    SH               SOLE                 103,525
-----------------------------------------------------------------------------------------------------------------------------------
PREMIER
EXHIBITIONS INC           COM      74051E 10 2      209      290,885    SH               SOLE                 290,885
-----------------------------------------------------------------------------------------------------------------------------------
REVLON INC               CL A      761525 60 9    1,147      210,918    SH               SOLE                 210,918
-----------------------------------------------------------------------------------------------------------------------------------
TERRA INDS INC            COM      880915 10 3    4,268      176,211    SH               SOLE                 176,211
-----------------------------------------------------------------------------------------------------------------------------------
TRAVELCENTERS
OF AMERICA LLC            COM      894174 10 1    1,177      534,843    SH               SOLE                 534,843
-----------------------------------------------------------------------------------------------------------------------------------
                         UNIT
SPDR TR                  SER 1     78462F 10 3   36,780      400,000    SH       PUT     SOLE                 400,000
-----------------------------------------------------------------------------------------------------------------------------------
